Income Taxes Expense (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax liabilities	$ 0
(Loss) income before income taxes	$ 586,289		$ (13,760,309)	$ (47,359,642)
Hong Kong
Income Taxes Expense
Maximum profits, tier one income tax rate		$ 2
Income tax rate, tier one	8.25%	8.25%
Income tax rate, tier two	16.50%	16.50%
(Loss) income before income taxes	$ 3,227,007		8,228,582	(9,697,599)
PRC
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%	25.00%
(Loss) income before income taxes	$ 6,671,262		$ 15,109,493	(21,862,391)
PRC | Chu Le of WFOE | High and New Technology Enterprises
Income Taxes Expense
Preferential income tax rate (in percent)	15.00%	15.00%	15.00%
Cayman
Income Taxes Expense
(Loss) income before income taxes	$ (5,831,156)		$ (12,251,655)	(6,502,164)
U.S.
Income Taxes Expense
Statutory income tax rate (in percent)	21.00%	21.00%
(Loss) income before income taxes	$ (3,480,824)		$ (24,846,729)	$ (9,297,488)